INSURANCE - Summary of Types of Insurance Coverage (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Industrial complex and administrative sites [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	Any damages to buildings, facilities, inventories, and machinery and equipment
Amount insured	R$ 6,008,031	R$ 5,658,558
Vehicles [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	Fire, theft and collision for the vehicles insured by the Company
Amount insured	R$ 261,953	258,416
Loss of profits [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	No loss of profits due to material damages to facilities buildings and production machinery and equipment
Amount insured	R$ 1,962,509	1,894,813
Transport [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	Damages to products in transit
Amount insured	R$ 103,857	97,934
Civil liability [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	Protection against error or complaints in the exercise of professional activity that affect third parties
Amount insured	R$ 2,445,664	2,326,621
Environmental liability [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	Protection against environmental accidents that may result in environmental lawsuits
Amount insured	R$ 30,000	R$ 30,000